UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 31.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.899%, with various maturities to 2037(1)	$1,466		$1,514,798
1.901%, with various maturities to 2022(1)	1,491		1,520,759
2.108%, with maturity at 2035(1)	2,787		2,825,770
2.225%, with maturity at 2034(1)	4,201		4,396,236
2.372%, with maturity at 2020(1)	187		189,731
2.479%, with maturity at 2036(1)	3,250		3,432,848
2.496%, with maturity at 2033(1)	1,611		1,699,950
2.499%, with maturity at 2038(1)	3,420		3,605,139
2.516%, with maturity at 2035(1)	9,046		9,555,909
2.532%, with maturity at 2035(1)	7,146		7,547,393
2.538%, with maturity at 2022(1)	88		89,650
2.542%, with maturity at 2023(1)	876		898,823
2.583%, with maturity at 2036(1)	3,737		3,957,649
2.872%, with maturity at 2025(1)	749		784,944
2.873%, with maturity at 2035(1)	2,347		2,490,068
2.907%, with maturity at 2034(1)	1,322		1,404,745
3.049%, with maturity at 2032(1)	730		750,143
3.198%, with maturity at 2029(1)	432		435,794
3.862%, with maturity at 2034(1)	495		535,163
4.078%, with maturity at 2037(1)	2,672		2,890,912
4.394%, with maturity at 2030(1)	784		847,998
4.50%, with various maturities to 2035	2,194		2,344,869
4.69%, with maturity at 2032(1)	424		445,603
4.71%, with maturity at 2033(1)	3,181		3,452,704
5.00%, with various maturities to 2018	994		1,031,389
5.50%, with various maturities to 2018	454		468,190
6.00%, with various maturities to 2035	4,407		5,052,455
6.50%, with maturity at 2017	241		247,871
7.00%, with various maturities to 2035	954		1,122,064
7.50%, with maturity at 2017	1		789
8.00%, with various maturities to 2025	54		54,780
9.25%, with maturity at 2017	0	(2)	199

			$65,595,335

Federal National Mortgage Association:
1.889%, with maturity at 2032(1)	$1,667		$1,728,338
1.899%, with various maturities to 2037(1)	903		930,854
1.901%, with various maturities to 2035(1)	3,501		3,627,179
2.01%, with maturity at 2031(1)	2,316		2,359,386
2.017%, with maturity at 2018(1)	11		10,918
2.047%, with maturity at 2038(1)	846		861,259
2.167%, with maturity at 2037(1)	3,452		3,539,064
2.338%, with maturity at 2033(1)	939		986,191
2.391%, with maturity at 2031(1)	2,050		2,122,089
2.406%, with maturity at 2040(1)	1,089		1,142,245
2.41%, with maturity at 2037(1)	2,995		3,155,639
2.415%, with maturity at 2029(1)	73		74,000
2.427%, with maturity at 2035(1)	2,483		2,621,801
2.438%, with maturity at 2036(1)	903		952,300
2.456%, with maturity at 2020(1)	289		290,604

Security	Principal Amount (000’s omitted)	Value
2.466%, with maturity at 2028(1)	$2,173	$2,266,335
2.47%, with maturity at 2039(1)	5,518	5,826,311
2.532%, with maturity at 2033(1)	7,787	8,225,997
2.55%, with maturity at 2034(1)	1,415	1,492,738
2.554%, with maturity at 2036(1)	3,806	4,029,789
2.575%, with maturity at 2030(1)	278	283,264
2.584%, with maturity at 2036(1)	265	269,642
2.637%, with maturity at 2038(1)	1,576	1,673,514
2.657%, with maturity at 2018(1)	91	91,640
2.726%, with maturity at 2019(1)	582	592,719
2.743%, with maturity at 2030(1)	1,019	1,048,571
2.75%, with maturity at 2018(1)	9	9,458
2.842%, with maturity at 2030(1)	946	996,134
2.893%, with maturity at 2021(1)	325	332,304
2.989%, with maturity at 2036(1)	830	851,690
3.224%, with maturity at 2034(1)	2,270	2,429,630
3.504%, with maturity at 2021(1)	280	287,653
3.591%, with maturity at 2026(1)	721	778,024
3.592%, with maturity at 2021(1)	471	484,508
3.646%, with maturity at 2034(1)	3,458	3,740,593
3.708%, with maturity at 2035(1)	1,332	1,441,330
3.791%, with maturity at 2036(1)	221	232,261
3.812%, with maturity at 2036(1)	1,896	2,051,279
3.84%, with maturity at 2035(1)	937	1,013,490
3.953%, with maturity at 2034(1)	2,268	2,453,574
4.09%, with maturity at 2035(1)	1,511	1,639,414
4.105%, with maturity at 2033(1)	804	880,242
4.328%, with maturity at 2034(1)	662	716,237
4.535%, with maturity at 2029(1)	1,495	1,617,179
4.656%, with maturity at 2034(1)	868	939,056
4.657%, with maturity at 2034(1)	1,567	1,697,095
5.00%, with various maturities to 2019	1,534	1,596,003
6.00%, with various maturities to 2031	727	822,518
6.32%, with maturity at 2032(1)	305	337,812
6.50%, with maturity at 2036	6,943	8,029,264
7.00%, with various maturities to 2037	6,087	7,187,811
8.00%, with maturity at 2034	952	1,121,319
8.597%, with maturity at 2018	21	21,748
9.50%, with maturity at 2022	124	137,222

		$94,047,235

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$594	$609,085
5.00%, with maturity at 2018	572	595,224
8.25%, with maturity at 2020	86	93,542
9.00%, with maturity at 2017	25	25,987

		$1,323,838

Total Mortgage Pass-Throughs (identified cost $158,825,640)		$160,966,408

Collateralized Mortgage Obligations — 45.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(3)	$5,096	$4,684,965
Series 1395, Class F, 1.294%, 10/15/22(4)	34	33,589
Series 2135, Class JZ, 6.00%, 3/15/29	1,445	1,625,525

Security	Principal Amount (000’s omitted)	Value
Series 3030, (Interest Only), Class SL, 5.675%, 9/15/35(5)(6)	$4,827	$848,709
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(3)	1,998	1,766,529
Series 3114, (Interest Only), Class TS, 6.225%, 9/15/30(5)(6)	11,365	2,000,426
Series 3339, (Interest Only), Class JI, 6.165%, 7/15/37(5)(6)	3,809	719,291
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(3)	789	731,768
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(5)	6,712	641,205
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(5)	5,234	669,181
Series 4094, (Interest Only), Class CS, 5.575%, 8/15/42(5)(6)	7,678	1,562,335
Series 4109, (Interest Only), Class SA, 5.775%, 9/15/32(5)(6)	4,775	992,065
Series 4212, (Interest Only), Class SA, 5.775%, 7/15/38(5)(6)	14,752	2,005,255
Series 4213, Class ZG, 3.50%, 6/15/43	6,066	6,083,749
Series 4319, Class SY, 7.127%, 3/15/44(6)	974	1,003,797
Series 4336, Class GU, 3.50%, 2/15/53	1,878	1,928,738
Series 4385, Class SC, 8.336%, 9/15/44(6)	2,351	2,497,831
Series 4407, Class LN, 8.324%, 12/15/43(6)	932	990,437
Series 4452, (Interest Only), Class SP, 5.775%, 10/15/43(5)(6)	10,909	1,623,693
Series 4489, Class ZQ, 4.00%, 7/15/45	11,007	11,035,536
Series 4490, Class PZ, 4.00%, 7/15/45	6,822	6,893,102
Series 4490, Class ZP, 4.00%, 7/15/45	7,436	7,464,021
Series 4495, Class JA, 3.50%, 5/15/45	4,292	4,394,726
Series 4497, (Interest Only), Class CS, 5.775%, 9/15/44(5)(6)	4,882	924,169
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(5)	14,782	2,881,635
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(5)	6,895	975,238
Series 4507, Class Z, 3.00%, 9/15/45	2,818	2,821,313
Series 4538, Class ZE, 4.50%, 12/15/45	9,435	9,472,235
Series 4539, Class ZJ, 4.00%, 12/15/45	8,189	8,220,312

		$87,491,375

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M3, 5.975%, 7/25/28(4)	$2,750	$2,743,831

		$2,743,831

Federal National Mortgage Association:
Series G93-17, Class FA, 1.427%, 4/25/23(4)	$82	$83,449
Series G93-36, Class ZQ, 6.50%, 12/25/23	378	420,147
Series G97-4, Class FA, 1.226%, 6/17/27(4)	348	352,082
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(5)	998	180,203
Series 1993-203, Class PL, 6.50%, 10/25/23	381	428,222
Series 1994-14, Class F, 2.244%, 10/25/23(4)	404	412,733
Series 2001-4, Class GA, 9.392%, 4/17/25(7)	43	47,851
Series 2004-60, (Interest Only), Class SW, 6.624%, 4/25/34(5)(6)	5,848	1,167,321
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(5)	4,420	1,192,985
Series 2006-65, (Interest Only), Class PS, 6.794%, 7/25/36(5)(6)	3,316	705,905
Series 2007-99, (Interest Only), Class SD, 5.974%, 10/25/37(5)(6)	5,365	912,154
Series 2007-102, (Interest Only), Class ST, 6.014%, 11/25/37(5)(6)	2,706	527,160
Series 2009-48, Class WA, 5.841%, 7/25/39(7)	1,060	1,193,078
Series 2009-62, Class WA, 5.571%, 8/25/39(7)	1,736	1,954,142
Series 2009-93, (Interest Only), Class SC, 5.724%, 11/25/39(5)(6)	9,603	1,733,672
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(5)	2,367	67,341
Series 2010-112, Class DZ, 4.00%, 10/25/40	2,113	2,202,048
Series 2010-135, (Interest Only), Class SD, 5.574%, 6/25/39(5)(6)	5,357	672,019
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(5)	4,694	275,903
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	882	973,644
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(5)	3,761	897,075
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(5)	5,868	418,696
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(5)	11,654	1,230,124
Series 2012-35, Class GE, 3.00%, 5/25/40	10,672	10,873,609
Series 2012-73, (Interest Only), Class MS, 5.624%, 5/25/39(5)(6)	7,077	957,373

Security	Principal Amount (000’s omitted)	Value
Series 2012-86, (Interest Only), Class CS, 5.674%, 4/25/39(5)(6)	$5,720	$829,713
Series 2012-103, (Interest Only), Class GS, 5.674%, 2/25/40(5)(6)	14,752	2,203,083
Series 2012-147, (Interest Only), Class SA, 5.674%, 1/25/43(5)(6)	4,426	934,604
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(5)	7,143	574,601
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(5)	7,103	571,341
Series 2014-41, (Interest Only), Class SA, 5.624%, 7/25/44(5)(6)	7,192	1,452,546
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(5)	7,146	1,129,459
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(5)	6,529	960,203
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(5)	9,859	1,586,540
Series 2015-11, Class AZ, 4.00%, 12/25/43	5,601	5,638,702
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(5)	5,493	844,071
Series 2015-31, (Interest Only), Class SG, 5.674%, 5/25/45(5)(6)	8,839	1,812,469
Series 2015-35, Class US, 7.845%, 6/25/45(6)	2,804	2,850,066
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(5)	7,240	1,052,295
Series 2015-42, Class SC, 7.374%, 5/25/45(6)	933	938,327
Series 2015-43, Class ZA, 4.00%, 6/25/45	2,644	2,677,429
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(5)	10,508	1,257,157
Series 2015-74, Class SL, 2.099%, 10/25/45(6)	6,947	6,433,466
Series 2015-89, Class JZ, 4.00%, 12/25/45	6,908	6,998,150

		$70,623,158

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.027%, 5/25/24(4)	$3,000	$2,552,767
Series 2015-C03, Class 1M2, 5.427%, 7/25/25(4)	1,000	963,011

		$3,515,778

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(3)	$3,803	$3,392,138
Series 2010-134, (Interest Only), Class ES, 5.574%, 11/20/39(5)(6)	17,382	2,020,396
Series 2011-48, (Interest Only), Class SD, 6.244%, 10/20/36(5)(6)	6,357	608,263
Series 2011-156, Class GA, 2.00%, 12/16/41	2,736	2,583,980
Series 2014-5, Class TS, 10.86%, 1/16/44(6)	887	898,575
Series 2014-146, Class S, 5.511%, 10/20/44(6)	1,443	1,446,143
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(3)	3,856	3,487,452
Series 2015-62, Class EZ, 3.50%, 5/20/45	3,100	3,118,200
Series 2015-62, Class PQ, 3.00%, 5/20/45	3,901	3,967,632
Series 2015-116, (Interest Only), Class AS, 5.274%, 8/20/45(5)(6)	6,591	888,655
Series 2015-121, Class ZA, 3.50%, 8/20/45	6,476	6,498,875
Series 2015-139, Class EZ, 2.50%, 9/16/45	3,629	3,654,613
Series 2015-144, Class GQ, 3.00%, 10/20/45	8,397	8,410,361
Series 2015-144, Class KB, 3.00%, 8/20/44	3,371	3,387,120
Series 2015-165, Class ZH, 3.00%, 8/20/45	2,845	2,850,828
Series 2015-186, Class ZA, 4.00%, 12/20/45	18,837	18,997,666
Series 2016-4, Class ZK, 3.00%, 1/20/46	1,354	1,347,819

		$67,558,716

Total Collateralized Mortgage Obligations (identified cost $231,901,785)		$231,932,858

U.S. Government Agency Obligations — 13.3%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$2,500	$2,581,848
3.95%, 8/6/37	12,000	12,694,296

		$15,276,144

Federal Home Loan Bank:
2.375%, 3/14/25	$10,000	$10,007,570
3.50%, 9/14/29(8)	10,000	10,890,310
5.50%, 7/15/36	4,000	5,435,168
5.75%, 6/12/26	6,000	7,762,398

		$34,095,446

United States Agency for International Development - Israel:
0.00%, 3/15/21	$20,000	$18,158,320

		$18,158,320

Total U.S. Government Agency Obligations (identified cost $61,678,717)		$67,529,910

Short-Term Investments — 9.2%

U.S. Treasury Obligations — 8.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/18/16(8)	$45,000	$44,995,635

Total U.S. Treasury Obligations (identified cost $44,996,323)		$44,995,635

Other — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(9)	$1,961	$1,961,083

Total Other (identified cost $1,961,083)		$1,961,083

Total Short-Term Investments (identified cost $46,957,406)		$46,956,718

Total Investments — 99.9% (identified cost $499,363,548)		$507,385,894

Other Assets, Less Liabilities — 0.1%		$419,083

Net Assets — 100.0%		$507,804,977

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(2)	Principal amount is less than $500.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $23,351.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures

30-Day Federal Funds	1,200	Short	Feb-16	$(498,239,856)	$(498,214,854)	$25,002
U.S. 2-Year Treasury Note	170	Short	Mar-16	(36,982,969)	(37,166,250)	(183,281)
U.S. 5-Year Treasury Note	417	Short	Mar-16	(49,422,059)	(50,320,172)	(898,113)
U.S. 10-Year Treasury Note	264	Short	Mar-16	(33,293,320)	(34,208,625)	(915,305)
U.S. Long Treasury Bond	68	Short	Mar-16	(10,409,313)	(10,950,125)	(540,812)
U.S. Ultra-Long Treasury Bond	110	Long	Mar-16	17,318,984	18,280,625	961,641

						$(1,550,868)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$50,000	Receives	3-month USD- LIBOR-BBA	2.448%	10/20/25	$(2,039,471)

						$(2,039,471)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$10,000	Receives	3-month USD- LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(1,033,584)

						$(1,033,584)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$501,495,036

Gross unrealized appreciation	$12,904,205
Gross unrealized depreciation	(7,013,347)

Net unrealized appreciation	$5,890,858

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts and interest rate swaps to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$986,643	(1)	$(2,537,511	)(1)
Swap contracts	—		(1,033,584)
Swap contracts (centrally cleared)	—		(2,039,471)

Total	$986,643		$(5,610,566)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$160,966,408	$—	$160,966,408
Collateralized Mortgage Obligations	—	231,932,858	—	231,932,858
U.S. Government Agency Obligations	—	67,529,910	—	67,529,910
Short-Term Investments —
U.S. Treasury Obligations	—	44,995,635	—	44,995,635
Other	—	1,961,083	—	1,961,083
Total Investments	$—	$507,385,894	$—	$507,385,894
Futures Contracts	$986,643	$—	$—	$986,643
Total	$986,643	$507,385,894	$—	$508,372,537

Liability Description
Futures Contracts	$(2,537,511)	$—	$—	$(2,537,511)
Swap Contracts	—	(3,073,055)	—	(3,073,055)
Total	$(2,537,511)	$(3,073,055)	$—	$(5,610,566)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016